Financial instruments (Details 14) - Series C bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal payment [Member]
Financial instruments [Line Items]
Payments for share issue costs	$ 57,290	$ 5,729	$ 5,729
Interest payment [Member]
Financial instruments [Line Items]
Payments for share issue costs	$ 1,515	$ 3,275	$ 3,570